Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2022
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated August 29, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.90%
Total Annual Fund Operating Expenses[3]	1.36%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	In 2020, JNAM contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of share of the Fund to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund also reduced 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Jackson National Life Distributors LLC may not recapture any suspended or reduced 12b-1 fee amounts. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser has the ability to recapture previously waived fees for a period of three years. Any future reimbursement by the Fund to the Adviser of such previously waived fees would increase the Fund’s expenses and reduce the Fund’s yield.
[3]	As a result of the Adviser’s anticipated recapture of previously waived fees beginning August 29, 2022, the “Total Annual Fund Operating Expenses” for the year ended December 31, 2022 is expected to be 0.74%, but may fluctuate based on yields and recapture by the Adviser. The total expense ratio of 1.36% is a temporary change and will be in effect until April 2023.

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Expense Examples,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

This Supplement is dated August 29, 2022.

JNL/WMC GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Expense Examples,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

JNL/WMC GOVERNMENT MONEY MARKET FUND | JNL/WMC GOVERNMENT MONEY MARKET FUND (A)
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%	[1],[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635

[1]	As a result of the Adviser’s anticipated recapture of previously waived fees beginning August 29, 2022, the “Total Annual Fund Operating Expenses” for the year ended December 31, 2022 is expected to be 0.74%, but may fluctuate based on yields and recapture by the Adviser. The total expense ratio of 1.36% is a temporary change and will be in effect until April 2023.
[2]	In 2020, JNAM contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of share of the Fund to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund also reduced 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Jackson National Life Distributors LLC may not recapture any suspended or reduced 12b-1 fee amounts. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser has the ability to recapture previously waived fees for a period of three years. Any future reimbursement by the Fund to the Adviser of such previously waived fees would increase the Fund’s expenses and reduce the Fund’s yield.
[3]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).